OTHER BORROWINGS (FY) (Tables)	12 Months Ended
Dec. 31, 2016
OTHER BORROWINGS [Abstract]
Summary of other borrowings	A summary of other borrowings at December 31 follows:
	2016	2015
	(In thousands)
Advances from the FHLB	$9,428	$11,949
Other	5	5
Total	$9,433	$11,954

Schedule of maturity dates and weighted average interest rates FHLB

The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2016		2015
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2016			$2,089	6.55%
2017	$1,192	7.04%	1,258	7.04
2018	5,183	5.99	5,437	5.99
2019	—		—
2020	3,053	7.49	3,165	7.49
Total advances	$9,428	6.61%	$11,949	6.59%

Schedule of repayments of federal home loan bank advances	A summary of contractually required repayments of FHLB advances at December 31, 2016 follow:
(In thousands)
2017	$1,587
2018	5,042
2019	143
2020	2,656
Total	$9,428